Share capital and share premium account (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Summary of share capital and share premium

	Ordinary shares of 31¼p each		Share premium
	Number	£m	£m
Share capital issued and fully paid:
At 1 January 2023	4,311,343,341	1,347	3,440
Issued under employee share schemes	802,642	1	9
Ordinary shares acquired by ESOP Trusts	–	–	2
At 31 December 2023	4,312,145,983	1,348	3,451
Issued under employee share schemes	2,157,751	–	20
Ordinary shares acquired by ESOP Trusts	–	–	2
At 31 December 2024	4,314,303,734	1,348	3,473
Issued under employee share schemes	1,141,292	1	14
Ordinary shares acquired by ESOP Trusts	–	–	11
At 31 December 2025	4,315,445,026	1,349	3,498

Summary of share buyback	The monthly breakdown of all shares purchased and the average price paid per share (excluding expenses) in relation to
Tranche 1 of the 2025 share buyback programme of up to £700 million, which began in February 2025 and was completed in
June 2025, were as follows:

	Number of shares purchased under share buyback programme	Average price paid	Total cost	Authorised purchases unutilised at month end
Period	Number	£ per share	£m	£m
February 25	3,953,602	14.65	58	642
March 25	14,283,285	15.00	214	428
April 25	17,492,918	13.63	238	189
May 25	12,351,970	14.13	175	15
June 25	982,305	15.08	15	–
Total	49,064,080	14.27	700	–
The monthly breakdown of all shares purchased and the average price paid per share (excluding expenses) in relation to
Tranche 2 of the 2025 share buyback programme of up to £450 million, which began in June 2025 and was completed in
September 2025, were as follows:

	Number of shares purchased under share buyback programme	Average price paid	Total cost	Authorised purchases unutilised at month end
Period	Number	£ per share	£m	£m
June 25	8,038,188	14.57	117	333
July 25	10,871,850	13.99	152	181
August 25	7,364,050	14.19	105	76
September 25	3,056,373	14.73	45	–
Total	29,330,461	14.28	419	–